Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits at start of year	$ 101,619	$ 162,239	$ 219,807
Increase related to prior year tax positions	28,512	5,151	1,161
Decrease related to prior year tax positions	(56)	(2,525)	(918)
Increase related to current year tax positions	14,722	2,171	4,552
Lapse of statute of limitations	(63,837)	(65,417)	(62,363)
Unrecognized tax benefits at end of year	$ 80,960	$ 101,619	$ 162,239